Accrued Expenses and Other Payables - Components of Accrued Expenses and Other Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Payables and Accruals [Abstract]
VAT and surcharges payable	¥ 156,045	$ 22,696	¥ 88,435
Payroll and welfare payable	574,389	83,541	409,691
Accrued rebates	880,624	128,081	646,922
Deposit from customers	80,385	11,692	46,321
Accrued expenses	571,625	83,139	328,315
Payable for purchase of fixed assets	27,132	3,946	6,303
Professional service fees	9,206	1,339	5,236
Payable for exercise of share-based awards	39,500	5,745	5,735
Others	101,042	14,696	121,976
Accrued expenses and other payables	¥ 2,439,948	$ 354,875	¥ 1,658,934